GENERAL	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL

NOTE 1 - GENERAL

A.	Description of business

The Company was incorporated and registered with the Registrar of Companies on November 10, 2010 and commenced its business operations in January 2011. The Company is engaged in the research and development of medical equipment.

On August 15, 2016, the Company entered into an agreement to merge with a wholly-owned subsidiary of StemCells, Inc., a Delaware corporation that is traded on NASDAQ. The merger was completed on November 28, 2016 and all company securities were converted into the right to receive the Securities of StemCells, Inc.

B.	Definitions

The Company	-	Microbot Medical Ltd

Related parties	-	as defined in Accounting Standards Codification 850 (ASC 850)

USD or $	-	the U.S. dollar.

NIS	-	New Israeli Shekel.

TRDF	-	Technion Research and Development Foundation

C.	Use of estimates

The preparation of financial statements in conformity with U.S GAAP requires management to make estimates and assumptions pertaining to transactions and matters whose ultimate effect on the financial statements cannot precisely be determined at the time of financial statements preparation. Although these estimates are based on management’s best judgment, actual results may differ from these estimates.

D.	Risk factors and Company’s business condition

To date the Company has not generated any revenues from its activities and has incurred substantial operating losses. Management expects the Company to continue to generate substantial operating losses and to continue to fund its operations primarily through utilization of its current financial resources and through additional raises of capital, however there can be no assurance that such additional funds will be available on terms acceptable to the Company or that the Company will not incur additional unforeseen costs or expenses. Such conditions raise substantial doubts about the Company’s ability to continue as a going concern. These financial statements do not include any adjustments relating to the recoverability and classification of assets, carrying amounts or the amount and classification of liabilities that may be required should the Company be unable to continue as a going concern.

NOTE 1 - GENERAL

A.	Description of business

The Company was incorporated and registered with the Registrar of Companies on November 10, 2010 and commenced its business operations in January 2011. The Company is engaged in the research and development of medical equipment.

B.	Definitions

The Company	-	Microbot Medical Ltd

Related parties	-	as defined in Accounting Standards Codification 850 (ASC 850)

USD or $	-	the U.S. dollar.

TRDF	-	Technion Research and Development Foundation

C.	Use of estimates

The preparation of financial statements in conformity with U.S GAAP requires management to make estimates and assumptions pertaining to transactions and matters whose ultimate effect on the financial statements cannot precisely be determined at the time of financial statements preparation. Although these estimates are based on management’s best judgment, actual results may differ from these estimates.

D.	Risk factors and Company’s business condition

The Company has a limited operating history and faces a number of risks, including uncertainties regarding the development of its product. Additionally, the Company expects that it will continue to incur significant operating costs and losses in connection with the development of its products and financing of its business development operations.

As of the date of the financial statements, the continuation of the Company’s activities and its obligations are dependent upon the receipt of financing from its shareholders or new investors